Davis Opportunity Fund | Davis Opportunity Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2015 (not annualized) was 2.55%.

Davis Opportunity Fund
Fund Summary: Davis Opportunity Fund
Investment Objective
Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 40 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Opportunity Fund	Davis Opportunity Fund - Class A	Davis Opportunity Fund - Class B	Davis Opportunity Fund - Class C	Davis Opportunity Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Opportunity Fund	Davis Opportunity Fund - Class A	Davis Opportunity Fund - Class B	Davis Opportunity Fund - Class C	Davis Opportunity Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.19%	0.37%	0.20%	0.17%
Total annual fund operating expenses	0.97%	1.92%	1.75%	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Opportunity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	569	769	986	1,608
Davis Opportunity Fund - Class B	595	903	1,237	1,880
Davis Opportunity Fund - Class C	278	551	949	2,062
Davis Opportunity Fund - Class Y	74	230	401	894

Expense Example, No Redemption Davis Opportunity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	570	772	991	1,619
Davis Opportunity Fund - Class B	195	603	1,037	1,880
Davis Opportunity Fund - Class C	178	551	949	2,062
Davis Opportunity Fund - Class Y	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Opportunity Fund

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2014 (with maximum sales charge)
Average Annual Total Returns Davis Opportunity Fund	1 YEAR	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	2.21%	12.32%	6.04%
Davis Opportunity Fund - Class A After taxes on distributions	(0.51%)	11.50%	5.41%
Davis Opportunity Fund - Class A After taxes on distributions and sale of fund shares	3.33%	9.82%	4.86%
Davis Opportunity Fund - Class B	2.55%	12.07%	5.91%
Davis Opportunity Fund - Class C	5.53%	12.53%	5.73%
Davis Opportunity Fund - Class Y	7.58%	13.72%	6.86%
Russell 3000® Index - reflects no deduction for fees, expenses or taxes	12.56%	15.63%	7.94%

Davis Government Bond Fund | Davis Government Bond Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 2.05% for the quarter ended December 31, 2007

Lowest (1.26%) for the quaqrter ended June 30, 2013

Total return for the three months ended March 31, 2015 (not annualized) was 0.81%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2014

30-Day SEC Yield 0.74%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Bond Fund
Fund Summary: Davis Government Bond Fund
Investment Objective
Davis Government Bond Fund's investment objective is current income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 40 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Bond Fund	Davis Government Bond Fund - Class A	Davis Government Bond Fund - Class B	Davis Government Bond Fund - Class C	Davis Government Bond Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Bond Fund	Davis Government Bond Fund - Class A	Davis Government Bond Fund - Class B	Davis Government Bond Fund - Class C	Davis Government Bond Fund - Class Y
Management fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.16%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.44%	0.50%	0.39%	0.20%
Total annual fund operating expenses	0.90%	1.80%	1.69%	0.50%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Bond Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	562	748	950	1,530
Davis Government Bond Fund - Class B	583	866	1,175	1,768
Davis Government Bond Fund - Class C	272	533	918	1,998
Davis Government Bond Fund - Class Y	51	160	280	628

Expense Example, No Redemption Davis Government Bond Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	562	748	950	1,530
Davis Government Bond Fund - Class B	183	566	975	1,768
Davis Government Bond Fund - Class C	172	533	918	1,998
Davis Government Bond Fund - Class Y	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Principal Risks of Investing in Davis Government Bond Fund

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2014 (with maximum sales charge)
Average Annual Total Returns Davis Government Bond Fund	1 YEAR	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	(3.67%)	(0.14%)	1.70%
Davis Government Bond Fund - Class A After taxes on distributions	(4.14%)	(0.76%)	0.80%
Davis Government Bond Fund - Class A After taxes on distributions and sale of fund shares	(2.08%)	(0.33%)	0.98%
Davis Government Bond Fund - Class B	(3.67%)	(0.49%)	1.61%
Davis Government Bond Fund - Class C	(0.69%)	0.01%	1.37%
Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes	0.61%	1.06%	2.60%
Davis Government Bond Fund - Class Y	1.73%	1.14%	2.39%

Davis Government Money Market Fund | Davis Government Money Market Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 1.20% for the quarter ended December 31, 2006

Lowest 0.00% for the quarter ended December 31, 2014

Total return for the three months ended March 31, 2015 (not annualized) was 0.02%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2014

7-Day SEC Yield 0.00%

You can obtain the Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Money Market Fund
Fund Summary: Davis Government Money Market Fund
Investment Objective
Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Money Market Fund	Davis Government Money Market Fund - Class A	Davis Government Money Market Fund - Class B	Davis Government Money Market Fund - Class C	Davis Government Money Market Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	none	none	none	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Money Market Fund		Davis Government Money Market Fund - Class A	Davis Government Money Market Fund - Class B	Davis Government Money Market Fund - Class C	Davis Government Money Market Fund - Class Y
Management fees		0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees		none	none	none	none
Other Expenses (as a percentage of net assets)		0.13%	0.13%	0.13%	0.13%
Total annual fund operating expenses		0.62%	0.62%	0.62%	0.62%
Fee Waiver or Reimbursement (as a percentage of net assets)	[1]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Net Expenses (as a percentage of net assets)		0.07%	0.07%	0.07%	0.07%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2016. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Money Market Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	63	199	346	774
Davis Government Money Market Fund - Class B	63	199	346	774
Davis Government Money Market Fund - Class C	63	199	346	774
Davis Government Money Market Fund - Class Y	63	199	346	774

Expense Example, No Redemption Davis Government Money Market Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	65	205	357	798
Davis Government Money Market Fund - Class B	65	205	357	798
Davis Government Money Market Fund - Class C	65	205	357	798
Davis Government Money Market Fund - Class Y	65	205	357	798

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Davis Government Money Market Fund

The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance Results
The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar year total returns for all classes of shares

Average Annual Total Returns
for the periods ended December 31, 2014
Average Annual Total Returns Davis Government Money Market Fund	1 YEAR	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	0.03%	0.03%	1.44%
Davis Government Money Market Fund - Class B	0.03%	0.03%	1.44%
Davis Government Money Market Fund - Class C	0.03%	0.03%	1.44%
Davis Government Money Market Fund - Class Y	0.03%	0.03%	1.44%

Davis Financial Fund | Davis Financial Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2015 (not annualized) was (0.25)%.

Davis Financial Fund
Fund Summary: Davis Financial Fund
Investment Objective
Davis Financial Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 40 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Financial Fund	Davis Financial Fund - Class A	Davis Financial Fund - Class B	Davis Financial Fund - Class C	Davis Financial Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Financial Fund	Davis Financial Fund - Class A	Davis Financial Fund - Class B	Davis Financial Fund - Class C	Davis Financial Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.16%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.15%	0.37%	0.21%	0.15%
Total annual fund operating expenses	0.86%	1.92%	1.76%	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Financial Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Financial Fund - Class A	559	736	929	1,485
Davis Financial Fund - Class B	595	903	1,237	1,837
Davis Financial Fund - Class C	279	554	954	2,073
Davis Financial Fund - Class Y	72	224	390	871

Expense Example, No Redemption Davis Financial Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Financial Fund - Class A	559	736	929	1,485
Davis Financial Fund - Class B	195	603	1,037	1,837
Davis Financial Fund - Class C	179	554	954	2,073
Davis Financial Fund - Class Y	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Financial Fund

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Financial Services risk. Risks of investing in the financial services sector include: (i) Systemic risk; (ii) Regulatory actions; (iii) Changes in interest rates: unstable and/or rising interest rates; (iv) Non-diversified loan portfolios; (v) Credit; and (vi) Competition.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Average Annual Total Returns
for the periods ended December 31, 2014 (with maximum sales charge)
Average Annual Total Returns Davis Financial Fund	1 YEAR	5 YEARS	10 YEARS
Davis Financial Fund - Class A	7.64%	11.09%	5.02%
Davis Financial Fund - Class A After taxes on distributions	4.92%	10.02%	4.03%
Davis Financial Fund - Class A After taxes on distributions and sale of fund shares	6.56%	8.83%	4.02%
Davis Financial Fund - Class B	7.90%	10.66%	4.79%
Davis Financial Fund - Class C	11.04%	11.16%	4.59%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	13.69%	15.45%	7.67%
Davis Financial Fund - Class Y	13.20%	12.35%	5.68%

Davis Appreciation & Income Fund | Davis Appreciation & Income Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2015 (not annualized) was 1.17%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2014

30-Day SEC Yield 0.66%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Appreciation & Income Fund
Fund Summary: Davis Appreciation & Income Fund
Investment Objective
Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 40 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Appreciation & Income Fund	Davis Appreciation & Income Fund - Class A	Davis Appreciation & Income Fund - Class B	Davis Appreciation & Income Fund - Class C	Davis Appreciation & Income Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Appreciation & Income Fund	Davis Appreciation & Income Fund - Class A	Davis Appreciation & Income Fund - Class B	Davis Appreciation & Income Fund - Class C	Davis Appreciation & Income Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.15%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.17%	0.32%	0.17%	0.17%
Total annual fund operating expenses	0.87%	1.87%	1.72%	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Appreciation & Income Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	560	739	934	1,497
Davis Appreciation & Income Fund - Class B	590	888	1,211	1,805
Davis Appreciation & Income Fund - Class C	275	542	933	2,030
Davis Appreciation & Income Fund - Class Y	74	230	401	894

Expense Example, No Redemption Davis Appreciation & Income Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	560	739	934	1,497
Davis Appreciation & Income Fund - Class B	190	588	1,011	1,805
Davis Appreciation & Income Fund - Class C	175	542	933	2,030
Davis Appreciation & Income Fund - Class Y	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in common stock, convertible securities, preferred stock, and bonds. The Fund may also hold cash. The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in securities issued by either domestic or foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities ("junk bonds"), are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds and may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Appreciation & Income Fund

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Preferred Stock risk. Preferred stock is a form of equity security and is generally ranked behind an issuer's debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.
  Bonds and Other Debt Securities risk. Corporations, governments, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  High-Yield, High-Risk Debt Securities risk. Issuers of these debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. These issuers are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Average Annual Total Returns
for the periods ended December 31, 2014 (with maximum sales charge)
Average Annual Total Returns Davis Appreciation & Income Fund	1 YEAR	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	0.37%	9.26%	5.40%
Davis Appreciation & Income Fund - Class A After taxes on distributions	0.37%	8.94%	4.74%
Davis Appreciation & Income Fund - Class A After taxes on distributions and sale of fund shares	0.41%	7.32%	4.22%
Davis Appreciation & Income Fund - Class B	0.32%	9.01%	5.27%
Davis Appreciation & Income Fund - Class C	3.48%	9.43%	5.05%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	13.69%	15.45%	7.67%
Davis Appreciation & Income Fund - Class Y	5.52%	10.53%	6.15%

Davis Real Estate Fund | Davis Real Estate Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2015 (not annualized) was 5.06%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2014

30-Day SEC Yield 1.44%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Real Estate Fund
Fund Summary: Davis Real Estate Fund
Investment Objective
Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 40 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Real Estate Fund	Davis Real Estate Fund - Class A	Davis Real Estate Fund - Class B	Davis Real Estate Fund - Class C	Davis Real Estate Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Real Estate Fund	Davis Real Estate Fund - Class A	Davis Real Estate Fund - Class B	Davis Real Estate Fund - Class C	Davis Real Estate Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.18%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.23%	0.50%	0.29%	0.19%
Total annual fund operating expenses	0.96%	2.05%	1.84%	0.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	568	766	981	1,597
Davis Real Estate Fund - Class B	608	943	1,303	1,966
Davis Real Estate Fund - Class C	287	579	995	2,159
Davis Real Estate Fund - Class Y	76	237	411	918

Expense Example, No Redemption Davis Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	568	766	981	1,597
Davis Real Estate Fund - Class B	208	643	1,103	1,966
Davis Real Estate Fund - Class C	187	579	995	2,159
Davis Real Estate Fund - Class Y	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic companies and may invest in foreign companies (including indirect holdings of a foreign issuer's common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Real Estate Fund

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2014 (with maximum sales charge)
Average Annual Total Returns Davis Real Estate Fund	1 YEAR	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	21.61%	12.98%	5.22%
Davis Real Estate Fund - Class A After taxes on distributions	20.92%	12.41%	3.94%
Davis Real Estate Fund - Class A After taxes on distributions and sale of fund shares	12.21%	10.11%	4.08%
Davis Real Estate Fund - Class B	22.30%	12.58%	5.04%
Davis Real Estate Fund - Class C	25.58%	13.12%	4.88%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	13.69%	15.45%	7.67%
Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes	31.53%	17.23%	8.15%
Davis Real Estate Fund - Class Y	27.96%	14.38%	6.06%